Loss per Share and Series A, B & C Warrants (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of warrant activity

Presented below is a table reflecting the activity in the Series A Warrants, Series B Warrants and Series C Warrants from January 1, 2015 through December 31, 2017:

	Series A Warrants	Series B Warrants	Series C Warrants	Total	Exercise Price
December 31, 2014	0.0000000444	0.0000000088	0.00000032	0.0000003732
Warrants cashlessexercised	(0.0000000444)	(0.0000000088)	(0.0000000024)	(0.0000000556)	$58,500,000,000,000 (Series A&B)
December 31, 2015	—	—	0.0000003176	0.0000003176	$159,750,000,000,000 (Series C)
Warrants cashless exercised	—	—	(0.0000000268)	(0.0000000268)
December 31, 2016	—	—	0.0000002908	0.0000002908
Warrants cashless exercised	—	—	—	—
December 31, 2017	—	—	0.0000002908	0.0000002908

Schedule of components of the denominator for the calculation of basic loss per share and diluted loss per share

The components of the denominator for the calculation of basic loss per share and diluted loss per share for the years ended December 31, 2017, 2016 and 2015, respectively, are as follows:

	For the year ended December 31, 2017	For the year ended December 31, 2016	For the year ended December 31, 2015
Numerator

Net loss - basic and diluted	$7,121	$(20,511)	$(52,949)
Basic earnings per share denominator:
Weighted average common shares outstanding	144,922	5	—
Diluted earnings per share denominator:
Weighted average common shares outstanding	144,922	5	—
Dilutive common shares:
Options	—	—	—
Warrants	—	—	—
Restricted shares	—	—	—

Dilutive effect	—	—	—

Weighted average common shares - diluted	144,922	5	—

Basic loss per common share	$(49)	$(4,102,200)	$—
Diluted loss per common share	$(49)	$(4,102,200)	$—